Pensions and Other Post-Employment Benefits - Summary of Weighted Average Duration Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension schemes [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	16	15	15
Post retirement benefit [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	12	12	11